Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 17.3	$ 289.9
Accounts receivable	377.9	327.8
Prepaids and deposits	87.8	65.5
Derivative asset	240.7	138.9
Other current assets	79.2	18.7
Assets held for sale	247.1	148.4
Total current assets	1,050.0	989.2
Derivative asset	14.3	96.4
Other long-term assets	7.4	6.4
Exploration and evaluation	607.0	104.2
Property, plant and equipment	10,718.3	7,729.4
Right-of-use asset	102.8	78.1
Goodwill	275.9	203.9
Deferred income tax	0.0	278.8
Total assets	12,775.7	9,486.4
LIABILITIES
Accounts payable and accrued liabilities	634.9	448.2
Dividends payable	56.8	99.4
Current portion of long-term debt	380.0	538.7
Derivative liability	51.4	8.7
Other current liabilities	118.0	115.6
Liabilities associated with assets held for sale	132.4	28.4
Total current liabilities	1,373.5	1,239.0
Long-term debt	3,186.3	902.8
Derivative liability	3.8	0.0
Other long-term liabilities	31.0	40.8
Lease liability	104.2	99.2
Decommissioning liability	566.4	633.9
Deferred income tax	643.0	77.3
Total liabilities	5,908.2	2,993.0
SHAREHOLDERS’ EQUITY
Shareholders’ capital	17,052.7	16,419.3
Contributed surplus	17.4	17.1
Deficit	(10,202.5)	(10,563.3)
Accumulated other comprehensive income	(0.1)	620.3
Total shareholders' equity	6,867.5	6,493.4
Total liabilities and shareholders' equity	$ 12,775.7	$ 9,486.4